Financial Instruments by Category - Summary of Financial Assets and Liabilities (Parenthetical) (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Jun. 12, 2024 MXN ($)	Jun. 12, 2024 USD ($)	Apr. 12, 2024 MXN ($)	Apr. 12, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Certificate of deposit accounts	$ 1,286,936	$ 70,000	$ 1,311,456	$ 80,000	$ 2,621,393	$ 150,000,000
Interest generated by short term bank deposits					$ 79,183